Lease Inducement	12 Months Ended
Feb. 28, 2017
Lease Inducement [Text Block]
6.	Lease Inducement

On March 26, 2015 the Company entered into a lease agreement commencing September 26, 2015, and expiring September 25, 2020 with free occupation from September 26, 2015 to October 25, 2015. The rent expense includes the allocation of rental payments from the start date of the lease to commencement on a straight line basis over the life of the lease.